CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Cash flows used in operating activities:
Net loss	$ (18,415)	$ (195,661)	$ (321,592)	$ (134,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest on related party notes payable			58,787	70,138
Accrued interest on related party payables			0	7,061
Accrued interest on notes payable			2,103	2,399
Amortization	1,692	262	328	492
Forgiveness of debt	189,228	0	0	162,723
Changes in operating assets and liabilities:
Prepaids and other receivables:	(8,902)	(24,818)	(307)	4,751
Accounts payable:	7,035	33,897	41,950	1,793
Accrued liabilities:	1,962	12,036	54,271	(35,746)
Due to related parties:	35,544	5,448	5,486	36,962
Cash paid for interest on notes payable			0	(4,646)
Net cash used in operating activities	(116,799)	(123,764)	(158,974)	(213,581)
Net loss	(18,415)	(195,661)	(321,592)	(134,062)
Accrued interest on notes payable	57,446	45,072
Forgiveness of debt	189,228	0
Cash paid for interest	3,933	0
Cash flows used in investing activities:
Acquisition of unproved mineral properties			(50,000)	(103,530)
Net cash used in investing activities	(27,725)	(61,799)	(50,000)	(103,530)
Acquisition of unproved mineral properties	0	(61,799)
Acquisition of equipment	(27,725)	0
Cash flows provided by financing activities:
Proceeds from issuance of notes payable to related parties	264,410	182,212	213,750	142,142
Proceeds from issuance of common stock	0	0	0	187,500
Cash paid for notes payable	(21,067)	0	0	(2,130)
Net cash provided by financing activities	243,343	182,212	213,750	327,512
Effects of foreign currency exchange	(8,101)	(1,035)	(3,597)	(4,107)
Increase (decrease) in cash	90,718	(4,386)	1,179	6,294
Cash, beginning	9,865	8,686	8,686	2,392
Cash, ending	100,583	4,300	9,865	8,686
Supplemental disclosures:
Income tax	0	0	0	0
Interest	$ 3,933	$ 0	$ 0	$ 4,646